March 18, 2011

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Registration Statement on Form N-2 of Versus Global Multi-Manager Real Estate Income Fund LLC

Ladies and Gentlemen:

On behalf of Versus Global Multi-Manager Real Estate Income Fund LLC, a Delaware limited liability company (the “ Company”), we submit for filing under EDGAR a Notification of Registration on Form N-8A and a Registration Statement on Form N-2 (the “Registration Statement”).

The Company has deposited by wire transfer funds in the amount of $87,075 in the U.S. Treasury designated lockbox depository at the U.S Bank of St. Louis, Missouri, in payment of the registration fee.

If you have any questions, please feel free to call me at (212) 294-2643 or Mark Quam at (303) 895-3773.

Very truly yours,

Alan S. Hoffman